Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, at December 31, 2013 and 2012, respectively:

(dollars in thousands)
	December 31, 2013
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(8,156)	(2,403)	(10,559)
Amortization of net actuarial gain (loss)	(516)	49	(467)
Amortization of
prior service credit	-	262	262
Total	$(8,672)	(2,092)	(10,764)

	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244

Amortization of net actuarial gain (loss)	(335)	29	(306)

Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2013	2012	2013	2012
Debt Securities	26%	29	27	28
Equity Securities	69	65	68	64
Other	5	6	5	8
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The fair value of the plan assets at December 31, 2013 and 2012, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,916	1,916	-	-
Equity mutual funds	27,296	27,296	-	-
U.S. government sponsored enterprises	5,091	-	5,091	-
Corporate bonds	4,517	-	4,517	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$39,419	29,811	9,608	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$950	950	-	-
Equity mutual funds	12,135	12,135	-	-
U.S. government sponsored enterprises	1,020	-	1,020	-
Corporate bonds	449	-	449	-
State and political subdivisions	3,381	-	3,381	-

Total Plan Assets	$17,935	13,085	4,850	-

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

Summary of the status of stock option plans
Under each of these plans, the exercise price of each option equals the fair value of the Company’s stock on the date of grant, and an option’s maximum term is ten years. Options vest over five years from the date the options are granted for the employees plans and they are immediately vested under the directors’ plans. A summary of the status of TrustCo’s stock option plans as of December 31, 2013 and changes during the year then ended, are as follows:

	Outstanding Options			Exercisable Options
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
		Exercise	Contractual		Exercise	Contractual
	Shares	Price	Life	Shares	Price	Life
Balance, January 1, 2013	2,892,000	$9.58		2,144,600	$11.01
New options awarded-2013	281,500	7.05		-	0.00
Expired options - 2013	-	0.00		-	0.00
Cancelled options-2013	-	0.00		-	0.00
Exercised options - 2013	(14,700)	5.15		(14,700)	5.15
Options became exercisable	-	0.00		234,600	6.25
Balance, December 31, 2013	3,158,800	$9.54	5.1 years	2,364,500	$10.78	3.4 years

Assumptions used to determine the fair value of options granted
Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2013, 2012 and 2011 estimated using the Black-Scholes option pricing model, was $1.08, $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. The assumptions used to determine the fair value of options granted during 2013, 2012 and 2011 are detailed in the table below:

	2013	2012
	Employees'	Employees'
	Plan	Plan
Expected dividend yield	3.72%	5.08
Risk-free interest rate	1.45	0.80
Expected volatility rate	25.83	30.18
Expected lives	5.0 years	5.0 years

	2011
	Employees'	Directors'
	Plan	Plan
Expected dividend yield	5.11%	5.11
Risk-free interest rate	1.90	1.59
Expected volatility rate	26.64	28.50
Expected lives	7.5 years	6.0 years

Restricted common shares
The 2013 activity for the restricted common shares was as follows:

Restricted common shares
		Weighted
		Average
	Shares	Price

Balance, December 31, 2012	106,000	$5.14
New awards granted	-	0.00
Awards became vested	-	0.00
Balance, December 31, 2013	106,000	$5.14

Restricted share units
 The activity for service based awards during 2013 was as follows:

Restricted share units

		Weighted
		Average
	Units	Price

Balance, December 31, 2012	82,500	$5.17
New awards granted	51,250	7.05
Awards became vested	-	0.00
Balance, December 31, 2013	133,750	$5.89

Performance share units
The activity for performance based awards during 2013 was as follows:

Performance share units

		Weighted
		Average
	Units	Price

Balance, December 31, 2012	65,000	$5.17
New awards granted	81,500	7.05
Awards became vested	-	0.00
Balance, December 31, 2013	146,500	$6.22

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank’s Financial Services Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan’s funded (unfunded) status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2013 and 2012.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2013	2012
Projected benefit obligation at beginning of year	$31,990	29,283
Service cost	69	55
Interest cost	1,273	1,426
Benefits paid	(2,045)	(2,036)
Net actuarial loss (gain)	(3,465)	3,262

Projected benefit obligation at end of year	$27,822	31,990

Change in plan assets and reconciliation of funded status

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2013	2012

Fair Value of plan assets at beginning of year	$34,584	30,278
Actual gain on plan assets	6,880	3,342
Company contributions	-	3,000
Benefits paid	(2,045)	(2,036)
Fair value of plan assets at end of year	39,419	34,584

Funded status at end of year	$11,597	2,593

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income consist of the following as of:
	December 31,
	2013	2012
Net actuarial loss	$813	9,486

Components of net periodic pension inome and other amounts recognized in other comprehensive income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income:
(dollars in thousands)	For the years ended
	December 31,
	2013	2012	2011
Service cost	$69	55	45
Interest cost	1,273	1,426	1,515
Expected return on plan assets	(2,190)	(1,912)	(1,985)
Amortization of net actuarial loss	516	335	156
Net periodic pension income	(332)	(96)	(269)

Amortization of net actuarial loss	(516)	(335)	(156)

Net actuarial (gain) / loss included in other comprehensive income	(8,156)	1,834	3,689

	(8,672)	1,499	3,533

Total recognized in net periodic pension income and other comprehensive income	$(9,004)	1,401	3,264

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2014	$1,698
2015	1,720
2016	1,750
2017	1,757
2018	1,780
2019 - 2023	9,141

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2013	2012	2011
Discount rate	5.08%	4.07	5.17

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2013	2012	2011
Discount rate	4.07%	5.17	5.62

Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2013 and 2012:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2013	2012
Accumulated benefit obligation at beginning of year	$2,413	2,008
Service cost	50	33
Interest cost	101	97
Plan amendments	465	-
Benefits paid	(60)	(48)
Net actuarial (gain) loss	(456)	323
Accumulated benefit obligation at end of year	$2,513	2,413

Change in plan assets and reconciliation of funded status
The $465 thousand plan amendment included in the above table is due to an additional executive becoming eligible for postretirement medical benefits during 2013.

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2013	2012

Fair value of plan assets at beginning of year	$15,026	13,662
Actual gain on plan assets	2,909	1,364
Company contributions	60	48
Benefits paid	(60)	(48)
Fair value of plan assets at end of year	17,935	15,026
Funded status at end of year	$15,422	12,613

Amounts recognized in accumulated other comprehensive income

	December 31,
Amounts recognized in accumulated other comprehensive income consist of the following as of:	2013	2012
Net actuarial gain	$(4,945)	(2,125)
Prior service credit	(2,979)	(3,706)
Total	$(7,924)	(5,831)

Components of net periodic pension inome and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income:

	For the years ended
	December 31,
(dollars in thousands)	2013	2012	2011
Service cost	$50	33	26
Interest cost	101	97	98
Expected return on plan assets	(495)	(451)	(447)
Amortization of net actuarial gain	(49)	(29)	(71)
Amortization of prior service credit	(262)	(262)	(262)
Net periodic benefit income	(655)	(612)	(656)

Net (gain) loss	(2,868)	(590)	531
Prior service cost	465	-	533
Amortization of prior service credit	262	262	262
Amortization of net actuarial gain	49	29	71
Total amount recognized in other comprehensive income	(2,092)	(299)	1,397

Total amount recognized in net periodic benefit income and other comprehensive income	$(2,747)	(911)	741

Estimated future benefit payments	The following benefit payments are expected to be paid:
Year	Postretirement Benefits

2014	$56
2015	59
2016	62
2017	65
2018	70
2019 - 2023	510

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2013	2012	2011
Discount rate	5.08%	4.07	5.17

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:
	2013	2012	2011
Discount rate	4.07%	5.17	5.62
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30